ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Payroll payable	55,176	69,202	10,859
Tax payable	17,391	20,091	3,153
Accrued expenses	29,063	17,261	2,709
Deposits	2,061	1,985	311
Others	3,338	7,356	1,154
	107,029	115,895	18,186